                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (Unaudited)



PAR
AMOUNT
(000)            DESCRIPTION                                             COUPON       MATURITY              VALUE

                 DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS
                 56.9%
                 ADVERTISING 0.5%
   $ 670         Interpublic Group Cos., Inc., 144A - Private
                 Placement (a)                                             4.500%      03/15/23         $       827,450
   1,200         Lamar Advertising Co.                                     2.875       12/31/10               1,222,500
                                                                                                      ------------------
                                                                                                              2,049,950
                                                                                                      ------------------

                 AEROSPACE & DEFENSE 0.6%
   2,700         Armor Holdings, Inc.                                      2.000       11/01/24               2,592,000
                                                                                                      ------------------

                 APPAREL RETAIL 1.0%
   1,920         Charming Shoppes, Inc.                                    4.750       06/01/12               2,025,600
   1,800         Men's Wearhouse, Inc., 144A - Private
                 Placement (a)                                             3.125       10/15/23               2,083,500
                                                                                                      ------------------
                                                                                                              4,109,100
                                                                                                      ------------------

                 APPLICATION SOFTWARE    1.3%
     780         Computer Associates International, Inc.                   1.625       12/15/09               1,116,375
   1,000         Computer Associates International, Inc.,
                 144A - Private Placement (a)                              1.625       12/15/09               1,431,250
   1,500         Open Solutions, Inc., 144A - Private Placement
                 (a)                                                       1.460       02/02/35                 770,625
   1,800         Sybase, Inc., 144A - Private Placement (a)                1.750       02/22/25               1,752,750
                                                                                                      ------------------
                                                                                                              5,071,000
                                                                                                      ------------------

                 BIOTECHNOLOGY 4.6%
   5,715         Amgen, Inc., LYON                                           *         03/01/32               4,186,237
   3,000         deCODE genetics, Inc., 144A - Private
                 Placement (a)                                             3.500       04/15/11               2,501,250
     680         Icos Corp.                                                2.000       07/01/23                 552,500
   2,000         Icos Corp., 144A - Private Placement (a)                  2.000       07/01/23               1,625,000
   2,700         Incyte Corp.                                              3.500       02/15/11               2,386,125
   3,000         Invitrogen Corp.                                          1.500       02/15/24               2,700,000
   2,400         MedImmune, Inc.                                           1.000       07/15/23               2,304,000
   2,450         MGI Pharma, Inc., 144A - Private Placement (a)            1.682       03/02/24               1,825,250
                                                                                                      ------------------
                                                                                                             18,080,362
                                                                                                      ------------------

                 BROADCASTING 0.6%
   3,000         Citadel Broadcasting Co., 144A - Private
                 Placement (a)                                             1.875       02/15/11               2,531,250
                                                                                                      ------------------

                 BROADCASTING & CABLE TV    2.7%
   1,200         Charter Communications, Inc., 144A - Private
                 Placement (a)                                             5.875       11/16/09               1,039,500
      50         Comcast Corp. (Variable Rate Coupon)                      0.500       10/15/29               2,100,000
   1,200         Liberty Media Corp.                                       2.875       03/30/23               1,320,000
   2,000         Liberty Media Corp., Class B                              3.250       03/15/31               1,717,500
   2,000         Liberty Media Corp., 144A - Private Placement
                 (a)                                                       0.750       03/30/23               2,200,000
     540         Sirius Satellite Radio, Inc.                              3.500       06/01/08               2,214,000
                                                                                                      ------------------
                                                                                                             10,591,000
                                                                                                      ------------------

                 CASINOS & GAMING 1.7%
   5,400         International Game Technology                               *         01/29/33               3,489,750
   3,300         Scientific Games Corp., 144A - Private
                 Placement (a)                                             0.750       12/01/24               3,217,500
                                                                                                      ------------------
                                                                                                              6,707,250
                                                                                                      ------------------

                 COMMUNICATIONS EQUIPMENT    0.7%
   2,250         Juniper Networks, Inc., 144A - Private
                 Placement (a)                                               *         06/15/08               2,753,437
                                                                                                      ------------------

                 COMPUTER STORAGE & PERIPHERALS    0.7%
   2,000         Electronics for Imaging, Inc., 144A - Private
                 Placement (a)                                             1.500       06/01/23               1,925,000
     780         Maxtor Corp.                                              6.800       04/30/10                 780,000
                                                                                                      ------------------
                                                                                                              2,705,000
                                                                                                      ------------------



                 CONSTRUCTION & ENGINEERING    0.9%
   3,000         Fluor Corp.                                               1.500       02/15/24               3,405,000
                                                                                                      ------------------

                 CONSUMER ELECTRONICS    0.8%
   3,000         Best Buy, Inc.                                            2.250       01/15/22               3,078,750
                                                                                                      ------------------

                 CONSUMER FINANCE 3.1%
   4,800         American Express Co., 144A - Private Placement
                 (a)                                                       1.850       12/01/33               4,932,000
   5,000         Providian Financial Corp.                                 4.000       05/15/08               7,168,750
                                                                                                      ------------------
                                                                                                             12,100,750
                                                                                                      ------------------

                 DATA PROCESSING & OUTSOURCING SERVICES    0.7%
   3,000         CSG Systems International, Inc., 144A -
                 Private Placement (a)                                     2.500       06/15/24               2,715,000
                                                                                                      ------------------

                 DIVERSIFIED METALS & MINING    0.5%
   1,500         Massey Energy Co., 144A - Private Placement (a)           2.250       04/01/24               2,049,375
                                                                                                      ------------------

                 ELECTRIC    2.2%
   3,000         Calpine Corp., 144A - Private Placement (a)               4.750       11/15/23               2,047,500
   1,620         CMS Energy Corp.                                          2.875       12/01/24               1,804,275
      60         PNM Resources, Inc.,                                      6.750       05/16/08               2,988,000
   1,400         Reliant Resources, Inc., 144A - Private
                 Placement (a)                                             5.000       08/15/10               1,958,250
                                                                                                      ------------------
                                                                                                              8,798,025
                                                                                                      ------------------

                 ELECTRIC UTILITIES 0.5%
   2,000         Cymer, Inc., 144A - Private Placement (a)                 3.500       02/15/09               1,895,000
                                                                                                      ------------------

                 ELECTRONIC EQUIPMENT MANUFACTURERS    2.0%
   3,000         Agilent Technologies, Inc.                                3.000       12/01/21               2,962,500
     436         Agilent Technologies, Inc., 144A-Private
                 Placement (Variable Rate Coupon) (a)                      3.000       12/01/21                 430,550
   3,600         Eastman Kodak Co., 144A - Private Placement (a)           3.375       10/15/33               4,392,000
                                                                                                      ------------------
                                                                                                              7,785,050
                                                                                                      ------------------

                 ELECTRONIC MANUFACTURING SERVICES    1.4%
   3,900         Agere Systems, Inc.                                       6.500       12/15/09               4,012,125
   2,100         Solectron Corp.                                           0.500       02/15/34               1,525,125
                                                                                                      ------------------
                                                                                                              5,537,250
                                                                                                      ------------------

                 ENTERTAINMENT 0.8%
   3,000         Walt Disney Co.                                           2.125       04/15/23               3,311,250
                                                                                                      ------------------

                 ENVIRONMENTAL SERVICES    0.2%
   1,050         Allied Waste Industries, Inc.                             4.250       04/15/34                 888,563
                                                                                                      ------------------

                 FOOD/BEVERAGE 0.7%
   4,000         General Mills, Inc., 144A - Private Placement
                 (a)                                                         *         10/28/22               2,855,000
                                                                                                      ------------------

                 HEALTH CARE EQUIPMENT    1.8%
   2,400         Advanced Medical Optics, Inc., 144A - Private
                 Placement (a)                                             2.500       07/15/24               2,394,000
   1,800         Cytyc Corp.                                               2.250       03/15/24               1,905,750
     726         Medtronic, Inc.                                           1.250       09/15/21                 727,815
   2,375         PSS World Medical, Inc., 144A - Private
                 Placement (a)                                             2.250       03/15/24               2,256,250
                                                                                                      ------------------
                                                                                                              7,283,815
                                                                                                      ------------------

                 HEALTH CARE FACILITIES    1.8%
   2,000         Community Health Systems, Inc.                            4.250       10/15/08               2,207,500
   4,600         Lifepoint Hospital, Inc.                                  4.500       06/01/09               4,743,750
                                                                                                      ------------------
                                                                                                              6,951,250
                                                                                                      ------------------

                 HEALTH CARE SUPPLIES    0.6%
   2,400         Fisher Scientific International, Inc.                     3.250       03/01/24               2,445,000
                                                                                                      ------------------

                 HOTELS    0.9%
   3,300         Host Marriott LP, 144A - Private Placement (a)            3.250       04/15/24               3,613,500
                                                                                                      ------------------

                 HOUSEHOLD PRODUCTS 1.3%
   4,000         Church & Dwight Co., Inc., 144A - Private
                 Placement (a)                                             5.250       08/15/33               5,340,000
                                                                                                      ------------------

                 INTEGRATED TELECOMMUNICATION SERVICES    1.9%
   3,500         Centurytel, Inc., Ser K                                   4.750       08/01/32               3,736,250
   2,000         Comverse Technology, Inc.                                   *         05/15/23               2,930,000
     900         Finisar Corp., 144A - Private Placement (a)               2.500       10/15/10                 726,750
                                                                                                      ------------------
                                                                                                              7,393,000
                                                                                                      ------------------

                 INTERNET RETAIL 0.5%
   1,840         Amazon.com, Inc.                                          4.750       02/01/09               1,830,800
                                                                                                      ------------------

                 INTERNET SOFTWARE & SERVICES    0.3%
   1,500         Safeguard Scientifics, Inc.,144A - Private
                 Placement (a)                                             2.625       03/15/24               1,057,500
                                                                                                      ------------------

                 MANUFACTURING 0.7%
     900         Actuant Corp.                                             2.000       11/15/23               1,165,500
   1,200         Actuant Corp., 144A - Private Placement (a)               2.000       11/15/23               1,554,000
                                                                                                      ------------------
                                                                                                              2,719,500
                                                                                                      ------------------

                 OIL & GAS EQUIPMENT & SERVICES    2.2%
   1,200         Cooper Cameron Corp.                                      1.500       05/15/24               1,281,000
   2,100         Cooper Cameron Corp., 144A - Private Placement
                 (a)                                                       1.500       05/15/24               2,241,750
   3,900         Halliburton Co.                                           3.125       07/15/23               5,050,500
                                                                                                      ------------------
                                                                                                              8,573,250
                                                                                                      ------------------

                 OIL & GAS EXPLORATION & PRODUCTION    0.2%
     600         McMoRan Exploration Co., 144A - Private
                 Placement (a)                                             5.250       10/06/11                 855,750
                                                                                                      ------------------

                 PACKAGING 0.5%
   2,000         Sealed Air Corp., 144A - Private Placement (a)            3.000       06/30/33               2,015,000
                                                                                                      ------------------

                 PHARMACEUTICALS 4.8%
     600         Abgenix, Inc., 144A - Private Placement (a)               1.750       12/15/11                 500,250
   2,400         CV Therapeutics, Inc.                                     2.000       05/16/23               1,977,000
   3,000         IVAX Corp.                                                4.500       05/15/08               3,018,750
   3,000         NPS Pharmaceuticals, Inc.                                 3.000       06/15/08               2,595,000
   5,000         Teva Pharmaceutical Industries, Ltd., Ser B               0.250       02/01/24               5,037,500
   1,120         Watson Pharmaceuticals, Inc., 144A - Private
                 Placement (a)                                             1.750       03/15/23               1,069,600
   4,500         Wyeth, 144A - Private Placement (Variable Rate
                 Coupon) (a)                                               2.390       01/15/24               4,636,035
                                                                                                      ------------------
                                                                                                             18,834,135
                                                                                                      ------------------

                 SEMICONDUCTOR EQUIPMENT    1.4%
   2,700         Teradyne, Inc.                                            3.750       10/15/06               2,673,000
   3,000         Veeco Instruments, Inc.                                   4.125       12/21/08               2,857,500
                                                                                                      ------------------
                                                                                                              5,530,500
                                                                                                      ------------------

                 SEMICONDUCTORS 6.6%
   3,100         Advanced Micro Devices, Inc.                              4.750       02/01/22               3,080,625
   6,800         Atmel Corp.                                                 *         05/23/21               3,170,500
   1,200         Cypress Semiconductor Corp.                               1.250       06/15/08               1,284,000
     900         Cypress Semiconductor Corp., 144A - Private
                 Placement (a)                                             1.250       06/15/08                 963,000
   4,900         Fairchild Semiconductor Corp.                             5.000       11/01/08               4,973,500
   3,600         LSI Logic Corp., 144A - Private Placement (a)             4.000       05/15/10               3,249,000
   1,200         Pixelworks, Inc., 144A - Private Placement (a)            1.750       05/15/24                 904,500
   2,100         TranSwitch Corp.                                          5.450       09/30/07               1,848,000
   5,120         TriQuint Semiconductor, Inc.                              4.000       03/01/07               4,947,200
   1,500         Vitesse Semiconductor Corp., 144A-Private
                 Placement (a)                                             1.500       10/01/24               1,507,500
                                                                                                      ------------------
                                                                                                             25,927,825
                                                                                                      ------------------

                 TRANSPORTATION 1.4%
   1,200         OMI Corp. (Marshall Islands)                              2.875       12/01/24               1,147,500
   2,400         OMI Corp., 144A - Private Placement
                 (Marshall Islands) (a)                                    2.875       12/01/24               2,295,000
   4,200         Roper Industries, Inc.                                    1.481       01/15/34               2,026,500
                                                                                                      ------------------
                                                                                                              5,469,000
                                                                                                      ------------------

                 WIRELESS TELECOMMUNICATION SERVICES    1.8%
   3,540         Nextel Communications                                     5.250       01/15/10               3,646,200
   2,850         NII Holdings, Inc., 144A - Private Placement
                 (a)                                                       2.875       02/01/34               3,601,688
                                                                                                      ------------------
                                                                                                              7,247,888
                                                                                                      ------------------

TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS   56.9%                                                    224,697,075
                                                                                                      ------------------

                 FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS   7.5%
     600         Apex Silver Mines Ltd., 144A - Private
                 Placement (Cayman Islands) (a)                            4.000       09/15/24                 532,500
   4,500         Celestica, Inc., LYON (Canada)                              *         08/01/20               2,548,125
   1,200         Fairmont Hotels & Resorts, Inc., 144A -
                 Private Placement (Canada) (a)                            3.750       12/01/23               1,311,000
   1,800         Flextronics International Ltd. (Singapore)                1.000       08/01/10               1,802,250
   1,500         Fortis Insurance NV, 144A - Private Placement
                 (Netherlands) (a)                                         7.750       01/26/08               1,601,490
   1,800         Lions Gate Entertainment Corp., 144A - Private
                 Placement (Canada) (a)                                    2.938       10/15/24               2,074,500
   2,080         Nortel Networks Corp. (Canada)                            4.250       09/01/08               1,934,400
   7,500         Royal Caribbean Cruises, Ltd., LYON (Liberia)               *         02/02/21               3,975,000
   3,990         Schlumberger Ltd., Ser A (Netherlands Antilles)           1.500       06/01/23               4,379,025
   1,200         Shanda Interactive Entertainment Ltd., 144A -
                 Private Placement (Cayman Islands) (a)                      *         10/15/14               1,200,000
   2,200         Tyco International Group SA, Ser A, 144A -
                 Private Placement (Luxembourg) (a)                        2.750       01/15/18               3,289,000
   3,000         Tyco International Group SA, Ser B, 144A -
                 Private Placement (Luxembourg) (a)                        3.125       01/15/23               4,762,500
                                                                                                      ------------------

TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS                                                              29,409,790
                                                                                                      ------------------

DESCRIPTION                                                                                    SHARES              VALUE

COMMON STOCKS    4.2%
AEROSPACE & DEFENSE    1.1%
                 L-3 Communications Holdings, Inc.                                            62,236    $     4,420,001
                                                                                                       ------------------

ELECTRIC UTILITIES    0.8%
                 FPL Group, Inc.                                                              78,000          3,131,700
                                                                                                       ------------------

ELECTRONIC MANUFACTURING SERVICES    0.1%
                 Solectron Corp. (b)                                                         104,739            363,444
                                                                                                       ------------------

LIFE & HEALTH INSURANCE    0.8%
                 Prudential Financial, Inc.                                                   55,854          3,206,020
                                                                                                       ------------------

MULTI-UTILITIES & UNREGULATED POWER    0.4%
                 Williams Cos., Inc.                                                          84,500          1,589,445
                                                                                                       ------------------

OIL & GAS EXPLORATION & PRODUCTION    1.0%
                 Devon Energy Corp.                                                           84,746          4,046,621
                                                                                                       ------------------

TOTAL COMMON STOCKS                                                                                          16,757,231
                                                                                                       ------------------

CONVERTIBLE PREFERRED STOCKS    26.0%
ADVERTISING    0.6%
                 Interpublic Group Cos., Inc., Ser A, 5.375%                                  52,000          2,364,440
                                                                                                       ------------------

AEROSPACE & DEFENSE    3.6%
                 Coltec Capital Trust, 5.250%, TIDES                                         138,500          6,925,000
                 Northrop Grumman Corp., Ser B, 7.000%                                        56,000          7,280,000
                                                                                                       ------------------
                                                                                                             14,205,000
                                                                                                       ------------------

AUTOMOBILE MANUFACTURERS    1.7%
                 Ford Motor Co. Capital Trust II, 6.500%                                     125,000          5,667,500
                 General Motors Corp., Ser B, 5.250%                                          64,500          1,204,860
                                                                                                       ------------------
                                                                                                              6,872,360
                                                                                                       ------------------

BROADCASTING & CABLE TV    0.5%
                 Sinclair Broadcast Group, Ser D, 6.000%                                      50,000          2,093,750
                                                                                                       ------------------

CHEMICALS    0.6%
                 Huntsman Corp., 5.000%                                                       42,000          2,142,000
                                                                                                       ------------------

COMMODITY CHEMICALS    0.1%
                 Celanese Corp., Ser A, 4.250%                                                 6,000            166,500
                                                                                                       ------------------

DISTILLERS & VINTNERS    0.5%
                 Constellation Brands, Inc., 5.750%                                           44,000          1,778,040
                                                                                                       ------------------

DIVERSIFIED METALS & MINING    1.4%
                 Arch Coal, Inc., 5.000%                                                      27,200          2,930,800
                 Freeport-McMoRan Copper & Gold, Inc., 5.500%                                  2,700          2,676,375
                                                                                                       ------------------
                                                                                                              5,607,175
                                                                                                       ------------------

ELECTRIC UTILITIES    0.9%
                 American Electric Power, Inc., 9.250%                                        52,000          2,215,200
                 DTE Energy Co., 8.750%                                                       50,000          1,270,000
                                                                                                       ------------------
                                                                                                              3,485,200
                                                                                                       ------------------

ENVIRONMENTAL SERVICES    0.5%
                 Allied Waste Industries, Inc., Ser D, 6.250%                                  9,000          2,137,500
                                                                                                       ------------------

FOOD RETAIL    1.0%
                 Albertsons, Inc., 7.250%                                                    180,000          4,071,600
                                                                                                       ------------------

GAS UTILITIES    0.2%
                 Southern Union Co., 5.000%                                                   12,000            621,000
                                                                                                       ------------------

HEALTH CARE EQUIPMENT    1.2%
                 Baxter International, Inc., 7.000%                                           85,000          4,577,250
                                                                                                       ------------------

HOUSEWARES & SPECIALTIES    0.8%
                 Newell Financial Trust I, 5.250%, QUIPS                                      70,000          3,263,750
                                                                                                       ------------------

INTEGRATED OIL & GAS    0.7%
                 Amerada Hess Corp., 7.000%, ACES                                             32,800          2,751,592
                                                                                                       ------------------

INVESTMENT BANKING & BROKERAGE    0.8%
                 Lehman Brothers Holdings, Inc., 6.250%, PIES                                120,000          3,168,000
                                                                                                       ------------------

LIFE & HEALTH INSURANCE    0.5%
                 Conseco, Inc., Ser B, 5.500%                                                 72,000          1,926,000
                                                                                                       ------------------

METAL & GLASS CONTAINERS    0.4%
                 Owens - Illinois, Inc., 4.750%                                               41,760          1,735,128
                                                                                                       ------------------

MULTI-LINE INSURANCE    1.1%
                 Genworth Financial, Inc., 6.000%                                             59,000          1,893,900
                 Hartford Financial Services Group, Inc., 6.000%                              41,200          2,607,960
                                                                                                        ------------------
                                                                                                              4,501,860
                                                                                                        ------------------

MULTI-UTILITIES & UNREGULATED POWER    1.8%
                 Aquila, Inc., 6.750%, PIES                                                   60,000          2,084,400
                 Williams Cos, Inc., 5.500%, 144A - Private
                 Placement (a)                                                                55,100          5,014,100
                                                                                                        ------------------
                                                                                                              7,098,500
                                                                                                       ------------------

OFFICE ELECTRONICS    1.0%
                 Xerox Corp., Ser C, 6.250%                                                   30,000          3,947,400
                                                                                                       ------------------

OTHER DIVERSIFIED FINANCIAL SERVICES    0.2%
                 Citizens Utilities Trust, 5.000%                                             13,250            735,375
                                                                                                       ------------------

PHARMACEUTICALS    1.0%
                 Schering-Plough Corp., 6.000%                                                79,000          4,009,250
                                                                                                       ------------------

PROPERTY & CASUALTY    0.6%
                 XL Capital, Ltd., 6.500% (Cayman Islands)                                   105,000          2,514,750
                                                                                                       ------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT    0.6%
                 Simon Property Group, Inc., 6.000%                                           42,000          2,328,060
                                                                                                       ------------------

REINSURANCE    1.0%
                 Platinum Underwriter Holdings, Ltd., 7.000%
                 (Bermuda)                                                                   132,250          3,788,962
                                                                                                       ------------------

TECHNOLOGY DISTRIBUTORS    1.0%
                 Agilysys, Inc., 6.750%                                                       60,000          3,832,500
                                                                                                       ------------------

THRIFTS & MORTGAGE FINANCE    1.7%
                 Fannie Mae, 5.375%                                                               36          3,373,619
                 Sovereign Capital Trust IV, 4.375%                                           72,000          3,411,000
                                                                                                       ------------------
                                                                                                              6,784,619
                                                                                                       ------------------

TOTAL CONVERTIBLE PREFERRED STOCKS    26.0%                                                                 102,507,561
                                                                                                       ------------------

TOTAL LONG-TERM INVESTMENTS    94.6%
   (Cost $355,894,864)                                                                                      373,371,657

REPURCHASE AGREEMENT    4.9%
                 Bank of America Securities LLC ($19,432,000 par
                 collateralized by U.S. Government obligations in a
                 pooled cash account, interest rate of 2.75%, dated
                 03/31/05, to be sold on 04/01/05 at $19,433,484)
                 (Cost $19,432,000)                                                                          19,432,000
                                                                                                       ------------------

TOTAL INVESTMENTS    99.5%
   (Cost $375,326,864)                                                                                      392,803,657

OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                                                 2,120,227
                                                                                                       ------------------

NET ASSETS    100.0%                                                                                       $394,923,884
                                                                                                       ==================

                Percentages are calculated as a percentage of net assets.
*               Zero coupon bond
(a)             144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from
                registration which are normally those transactions with
                qualified institutional buyers.
(b)             Non-income producing security as this stock currently does not declare dividends.
(c)             Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.
ACES       -    Automatically Convertible Equity Securities
LYON       -    Liquid Yield Option Note
PIES       -    Premium Income Equity Securities
QUIPS      -    Quarterly Income Preferred Securities
TIDES      -    Term Income Deferrable Equity Securities

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005